Consolidated Statements of Changes in Equity $ in Thousands, $ in Thousands	TWD ($)	USD ($)	Common Stock TWD ($)	Common Stock USD ($)	Additionalpaid-in Capital TWD ($)	Additionalpaid-in Capital USD ($)	Treasury Stocks TWD ($)	Treasury Stocks USD ($)	Share Options TWD ($)	Share Options USD ($)	Restricted Stocks TWD ($)	Restricted Stocks USD ($)	Accumulated Deficit TWD ($)	Accumulated Deficit USD ($)	Exchange Difference on Translation of Foreign Financial Statements TWD ($)	Exchange Difference on Translation of Foreign Financial Statements USD ($)	Unearned Compensation TWD ($)	Unearned Compensation USD ($)	Treasury Stock TWD ($)
Balance at Dec. 31, 2015	$ 2,485,470		$ 556,203		$ 2,465,421				$ 156,053		$ 31,495		$ (673,652)		$ 2,541		$ (15,788)		$ (36,893)
Net loss	(824,316)												(824,316)
Other comprehensive loss	(1,203)												(346)		(857)
Total comprehensive loss	(825,519)												(824,662)		(857)
Share-based payments	100,573								94,479								6,094
Exercise of employee stock options	6,100		1,449		34,820				(30,169)
Cancellation of restricted stocks			(346)								346
Restricted stocks vested					9,279						(9,279)
Treasury stocks transferred to employees	36,918						$ 7,009		(6,984)										$ 36,893
Capital surplus used to cover accumulated deficit					(673,562)								673,562
Balance at Dec. 31, 2016	1,803,542		557,306		1,835,958		7,009		213,379		22,562		(824,662)		1,684		(9,694)
Net loss	(873,962)												(873,962)
Other comprehensive loss	(3,520)												(124)		(3,396)
Total comprehensive loss	(877,482)												(874,086)		(3,396)
Issuance of restricted stocks to employees	4,375		5,000								22,489						(23,114)
Share-based payments	57,149								52,835								4,314
Share options forfeited					37,000				(37,000)
Cancellation of restricted stocks	(300)		(316)								16
Restricted stocks vested					10,312						(17,273)						6,961
Capital surplus used to cover accumulated deficit					(824,662)								824,662
Balance at Dec. 31, 2017	987,284	$ 987,284	561,990	$ 561,990	1,058,608	$ 1,058,608	7,009	$ 7,009	229,214	$ 229,214	27,794	$ 27,794	(874,086)	$ (874,086)	(1,712)	$ (1,712)	(21,533)	$ (21,533)
Effects of retrospective application of newstandards	(7,941)												(7,941)
Balance at January 1, 2018 after adjustments	979,343		561,990		1,058,608		7,009		229,214		27,794		(882,027)		(1,712)		(21,533)
Net loss	(901,574)	(29,454)											(901,574)
Other comprehensive loss	(1,254)	(41)											(527)		(727)
Total comprehensive loss	(902,828)	(29,495)											(902,101)		(727)
Issuance of new share capital, net of issuance costs of $100,499 thousand	550,857		78,311		472,546
Issuance of restricted stocks to employees	438		500								3,539						(3,421)
Share-based payments	41,386								27,570								13,816
Share options forfeited					69,935				(69,935)
Cancellation of restricted stocks			(350)								350
Restricted stocks vested					5,813						(5,813)
Capital surplus used to cover accumulated deficit					(874,086)								874,086	28,556
Balance at Dec. 31, 2018	$ 669,196	$ 21,862	$ 640,451	$ 20,923	$ 732,816	$ 23,941	$ 7,009	$ 229	$ 186,849	$ 6,104	$ 25,690	$ 839	$ (910,042)	$ (29,730)	$ (2,439)	$ (80)	$ (11,138)	$ (364)